EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EQUITY SECURITIES
Total equity securities	$ 76,532	$ 122,775
Fair value of equity securities	17,500	300
Cumulative net gain (loss) on disposal of certain equity securities	(1,300)	200
Impairment loss on equity securities		$ 8,532
Orla Mining Ltd
EQUITY SECURITIES
Total equity securities	13,563
White Gold Corp
EQUITY SECURITIES
Total equity securities	25,029
Other
EQUITY SECURITIES
Total equity securities	$ 37,940